LOOMIS SAYLES MANAGED BOND FUND
-------------------------------------------------------

PERFORMANCE SUMMARY
For period since the Fund's inception on October 1, 1998 through March 31, 1999, the Fund had a total return of 8.00%. When the maximum front-end sales charge of 2.50% is taken into account the total return was 5.30%. In comparison, the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index(a), returned -0.36%. For the same period the average BBB rated debt fund, as measured by Lipper Analytical Services, had a total return of 1.53%(b).

PORTFOLIO REVIEW
Three consecutive cuts in short-term interest rates by the Federal Reserve brought an end to the "flight to quality," causing investors to swap out of particularly rich U.S. Treasuries into other segments of the market. Yield spreads versus U.S. Treasuries narrowed dramatically across the credit spectrum, with lower rated bonds having the most positive performance. In our portfolios, it was a case of "same bonds, different prices." We did not initiate any dramatic repositioning when liquidity dried up last fall, rather, we attempted to capitalize on the deeply discounted nature of the market by opportunistically buying issues of companies that we believed would successfully weather the crisis.

The Fund's "overweight" position in the telecommunications sector proved beneficial, as demand in this sector has increased recently as a result of new technological advances and rapid industry growth which have improved industry fundamentals. The Fund's energy exposure, which has been hampered by soft demand from Asia and a prolonged weakness in oil prices, rebounded nicely in March as a result of a more favorable outlook for the sector. This exposure also acts as a sound hedge against inflation should it materialize. In addition, the Fund has maintained a considerable position in Canadian government and provincial debt due to Canada's improving credit profile and the liquidity and call-protection these bonds provide.

PORTFOLIO POSITIONING
We remain constructive on the market at current levels. Although yield spreads have tightened recently, we are comfortable with the portfolio's structure and yield advantage. Telecommunications, cable/media, and Canadian government and provincial debt continue to be areas of focus.

    [SIG]
Daniel J. Fuss
________________________________________________________________________________
Note: Past Performance is not predictive of future performance. Total return assumes the reinvestment of dividends and capital gains distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.
 (a):Lehman Brothers Government/Corporate Bond Index is a composite of approximately 5,300 corporate and government issues with at least $100 million outstanding for government issues and $25 million for corporates, and greater than 1 year maturity. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments.
 (b):Inception date of the Fund is October 1, 1998. Since Lipper and Lehman Brothers Government/ Corporate Bond Index performance data is not available coincident with this date, comparative performance is presented from October 31, 1998.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
LOOMIS SAYLES MANAGED BOND FUND
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- AS OF MARCH 31, 1999
(UNAUDITED)

                                                                             FACE
                                                                            AMOUNT      VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 93.3% OF NET ASSETS
NON-CONVERTIBLE BONDS -- 67.0%
BROADCASTING -- 3.2%
  Fox Family Worldwide, Inc., Zero
    Coupon Bond, 11/01/07 (step to
    10.250% on 11/01/02) #.........                  USD                   1,750,000  $  1,120,000
                                                                                      ------------
BUILDING MATERIALS -- 2.8%
  Owens Corning, 7.500%, 8/01/18...                                        1,000,000       969,740
                                                                                      ------------
CANADIAN -- 21.5%
  Canadian Government, Zero Coupon
    Bond, 6/01/25..................                  CAD                   9,500,000     1,605,982
  Clearnet Communications, Inc.,
    Zero Coupon Bond, 5/15/08 (step
    to 10.400% on 5/15/03) #.......                                        1,750,000       725,010
  MetroNet Communications Corp.,
    Zero Coupon Bond, 6/15/08 (step
    to 9.950% on 6/15/03) #........                  USD                   2,250,000     1,738,125
  Province of British Columbia,
    Zero Coupon Bond, 1/09/12......                  CAD                   4,500,000     1,442,470
  Province of Ontario, Zero Coupon
    Bond, 6/02/27..................                                       12,000,000     1,619,515
  Province of Saskatchewan, Zero
    Coupon Bond, 1/18/10...........                                        1,233,000       451,321
                                                                                      ------------
                                                                                         7,582,423
                                                                                      ------------
COMMUNICATIONS -- 1.0%
  Arch Communications Group, Inc.,
    Zero Coupon Bond, 3/15/08 (step
    to 10.875% on 3/15/01) #.......                  USD                     900,000       369,000
                                                                                      ------------
COMPUTERS -- 2.1%
  Dell Computer Corp., 7.100%,
    4/15/28........................                                          750,000       734,167
                                                                                      ------------
FOOD & BEVERAGE -- 1.4%
  ConAgra, Inc., 7.000%,
    10/01/28.......................                                          500,000       495,365
                                                                                      ------------
HEALTH CARE -- SERVICES -- 1.9%
  Columbia/HCA Healthcare Corp.,
    7.190%, 11/15/15...............                                          800,000       662,648
                                                                                      ------------
OIL & GAS -- 8.0%
  Chesapeake Energy Corp., 9.625%,
    5/01/05........................                                        1,200,000       996,000
  Global Marine, Inc., 7.000%,
    6/01/28........................                                          100,000        88,486
  Pioneer Natural Resources Co.,
    6.500%, 1/15/08................                                          250,000       202,890
  R & B Falcon Corp., 7.375%,
    4/15/18........................                                          500,000       361,925
  Tennessee Gas Pipeline Co.,
    7.000%, 10/15/28...............                                          900,000       886,041
  Union Pacific Resources Group,
    Inc., 7.150%, 5/15/28..........                                          300,000       268,047
                                                                                      ------------
                                                                                         2,803,389
                                                                                      ------------
RAIL -- TRANSPORT -- 0.2%
  Missouri Pacific Railroad Co.,
    5.000%, 1/01/45................                                          140,000        73,675
                                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS --
  5.1%
  First Industrial, 7.600%,
    7/15/28........................                                          900,000       788,931
  Security Capital Industrial
    Trust, 7.625%, 7/01/17.........                                          500,000       478,495
  Susa Partnership LP, 7.500%,
    12/01/27.......................                                          600,000       540,126
                                                                                      ------------
                                                                                         1,807,552
                                                                                      ------------
TELECOMMUNICATIONS -- 10.2%
  Hyperion Telecommunications,
    Inc., Zero Coupon Bond, 4/15/03
    (step to 13.000% on 4/15/01)
    #..............................                                        1,000,000       825,000
  Intermedia Communications, Inc.,
    Zero Coupon Bond, 3/01/09 (step
    to 12.250% on 3/01/04) 144A
    #..............................                                        1,000,000       630,000
  Nextel Communications, Inc., Zero
    Coupon Bond, 10/31/07 (step to
    9.750% on 10/31/02) #..........                                        1,200,000       852,000
  Nextel International, Inc., Zero
    Coupon Bond, 4/15/08 (step to
    12.125% on 4/15/03) #..........                                          900,000       423,000

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
LOOMIS SAYLES MANAGED BOND FUND (CONTINUED)
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- AS OF MARCH 31, 1999
(UNAUDITED)

                                                                             FACE
                                                                            AMOUNT      VALUE +
--------------------------------------------------------------------------------------------------
BONDS AND NOTES -- CONTINUED
TELECOMMUNICATIONS -- CONTINUED
  RCN Corp., Zero Coupon Bond,
    10/15/07 (step to 11.125% on
    10/15/02) #....................                  USD                   1,100,000  $    742,500
  Teligent, Inc., Zero Coupon Bond,
    3/01/08 (step to 11.500% on
    3/01/03) #.....................                                          250,000       131,250
                                                                                      ------------
                                                                                         3,603,750
                                                                                      ------------
TRANSPORTATION -- 1.5%
  Trico Marine Services, Inc.,
    8.500%, 8/01/05................                                          650,000       520,813
                                                                                      ------------
U.S. GOVERNMENT -- 4.5%
  U.S. Treasury Bonds, 5.500%,
    8/15/28........................                                        1,000,000       957,030
  U.S. Treasury Bonds, 6.000%,
    2/15/26........................                                          625,000       635,256
                                                                                      ------------
                                                                                         1,592,286
                                                                                      ------------
UTILITIES -- 3.6%
  KN Energy, Inc., 7.250%,
    3/01/28........................                                        1,250,000     1,274,400
                                                                                      ------------
  TOTAL NON-CONVERTIBLE BONDS
    (Identified Cost
    $22,606,766)...................                                                     23,609,208
                                                                                      ------------
CONVERTIBLE BONDS -- 26.3%
COMPUTERS -- 1.6%
  Read Rite Corp., 6.500%,
    9/01/04........................                                          650,000       393,250
  Western Digital, Zero Coupon
    Bond, 2/18/18..................                                          750,000       168,750
                                                                                      ------------
                                                                                           562,000
                                                                                      ------------
DIVERSIFIED OPERATIONS -- 4.4%
  Thermo Electron Corp., 4.250%,
    1/01/03 144A...................                                        1,750,000     1,548,750
                                                                                      ------------
FINANCIAL SERVICES -- 4.7%
  Bell Atlantic Financial Services,
    4.250%, 9/15/05................                                        1,325,000     1,454,187
  Bell Atlantic Financial Services,
    5.750%, 4/01/03................                                          200,000       212,000
                                                                                      ------------
                                                                                         1,666,187
                                                                                      ------------
HEALTH CARE -- DRUGS -- 1.1%
  Chiron Corp., 1.900%, 11/17/00...                                          250,000       240,313
  Dura Pharmaceuticals, Inc.,
    3.500%, 7/15/02................                                          200,000       151,000
                                                                                      ------------
                                                                                           391,313
                                                                                      ------------
HEALTH CARE -- SERVICES -- 2.9%
  Healthsouth Corp., 3.250%,
    4/01/03........................                                        1,250,000     1,018,750
                                                                                      ------------
INSURANCE -- 5.2%
  Loews Corp., 3.125%, 9/15/07.....                                        2,150,000     1,832,875
                                                                                      ------------
MULTI-INDUSTRY -- 0.4%
  Thermo Instrument Systems, Inc.,
    4.500%, 10/15/03 144A..........                                          150,000       133,688
                                                                                      ------------
OIL & GAS -- 6.0%
  Baker Hughes, Inc., Zero Coupon
    Bond, 5/05/08..................                                        2,050,000     1,424,750
  Diamond Offshore Drilling, Inc.,
    3.750%, 2/15/07................                                          650,000       676,000
                                                                                      ------------
                                                                                         2,100,750
                                                                                      ------------
  TOTAL CONVERTIBLE BONDS
    (Identified Cost $8,798,408)...                                                      9,254,313
                                                                                      ------------
  TOTAL BONDS AND NOTES
    (Identified Cost
    $31,405,174)...................                                                     32,863,521
                                                                                      ------------

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
LOOMIS SAYLES MANAGED BOND FUND (CONTINUED)
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- AS OF MARCH 31, 1999
(UNAUDITED)

                                                                            SHARES      VALUE +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 2.9% OF NET ASSETS
FINANCIAL SERVICES -- 0.4%
  Hvide Capital Trust, 6.500%......                                           15,000  $    157,500
                                                                                      ------------
OIL & GAS -- 1.0%
  Weatherford International, Inc.,
    5.000%.........................                                           11,000       336,875
                                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS --
  0.0%
  Carramerica Reality Corp.,
    8.450%.........................                                              200         4,200
                                                                                      ------------
TELECOMMUNICATIONS -- 1.5%
  Hyperion Telecommunications,
    Inc., 12.875% PIK..............                                              611       546,894
                                                                                      ------------
  TOTAL PREFERRED STOCKS
    (Identified Cost $1,310,460)...                                                      1,045,469
                                                                                      ------------

                                                                             FACE
                                                                            AMOUNT
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 4.7% OF NET ASSETS
  Repurchase Agreement with State
    Street Bank and Trust Co.,
    dated 3/31/99 at 4.000% to be
    repurchased at $1,652,184 on
    4/1/99 collateralized by
    $1,300,000 U.S. Treasury Bond,
    8.125%, due 5/15/21 with a
    value of $1,690,000............                  USD                   1,652,000     1,652,000
                                                                                      ------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $1,652,000)...                                                      1,652,000
                                                                                      ------------
TOTAL INVESTMENTS -- 100.9%
  (IDENTIFIED COST $34,367,634)
  @  ..............................                                                     35,560,990
  Liabilities, Less Cash and Other
    Assets -- (0.9%)...............                                                       (325,335)
                                                                                      ------------
NET ASSETS -- 100%.................                                                   $ 35,235,655
                                                                                      ------------
                                                                                      ------------

  +  See Note 1.
  # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK  All or a portion of income may be received as additional securities.
  @ At March 31, 1999, the net unrealized appreciation on investments based on cost of $34,367,634 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,009,791 and $816,435, respectively, resulting in net unrealized appreciation of $1,193,356.

KEY TO ABBREVIATIONS:

CAD:  Canadian Dollar
USD:  United States Dollar

                See accompanying notes to financial statements.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------
MARCH 31, 1999 (UNAUDITED)

ASSETS

  Investments at value............................  $35,560,990
  Cash............................................          275
  Receivable for:
    Fund shares sold..............................      392,250
    Dividends and interest -- net.................      347,813
  Due from the adviser (Note 3)...................       11,057
                                                    -----------
                                                     36,312,385
                                                    -----------
LIABILITIES
  Payable for:
    Securities purchased..........................      964,789
  Accrued expenses:
    Management fees (Note 3)......................       17,385
    Trustees' fees (Note 3A)......................        2,154
    Administrative fees...........................        1,288
  Other...........................................       91,114
                                                    -----------
                                                      1,076,730
                                                    -----------
NET ASSETS........................................  $35,235,655
                                                    -----------
                                                    -----------
  Net Assets consist of:
    Capital paid in...............................  $33,588,681
    Undistributed (or Distribution in excess of)
      net investment income.......................      201,738
    Accumulated net realized gain (loss)..........      251,880
    Unrealized appreciation (depreciation) on:
      Investments.................................    1,193,356
                                                    -----------
NET ASSETS........................................  $35,235,655
                                                    -----------
                                                    -----------
  Shares of beneficial interest outstanding, no
    par value.....................................    3,369,700
  Net asset value and redemption price per
    share.........................................  $     10.46
  Maximum offering price per share (Net asset
    value/97.50%).................................  $     10.73
Identified cost of investments....................  $34,367,634
                                                    -----------
                                                    -----------

                 See accompanying notes to financial statements.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $   76,848
  Interest........................................   1,245,269
                                                    ----------
                                                     1,322,117
                                                    ----------
  Expenses
    Management fees (Note 3)......................      96,646
    12b-1 fees....................................     120,808
    Trustees' fees and expenses (Note 3A).........       3,091
    Administrative fees...........................       7,204
    Custodian and accounting fees.................      27,233
    Transfer agent fees...........................       5,192
    Audit and tax services fees...................       8,865
    Registration fees.............................      13,563
    Other expenses................................       8,534
                                                    ----------
    Total expenses................................     291,136
    Less expenses waived and reimbursed by the
      investment adviser (Note 3).................     (49,585)
                                                    ----------
    Net expenses..................................     241,551
                                                    ----------
  Net investment income...........................   1,080,566
                                                    ----------
NET REALIZED GAIN (LOSS) ON:
  Investments.....................................     251,880
                                                    ----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  ON:
  Investments.....................................   1,193,356
                                                    ----------
  Total net realized gain (loss) and change in
    unrealized appreciation (depreciation)........   1,445,236
                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS......................................  $2,525,802
                                                    ----------
                                                    ----------

                 See accompanying notes to financial statements.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

FROM OPERATIONS
  Net investment income...........................  $ 1,080,566
  Net realized gain (loss)........................      251,880
  Change in unrealized appreciation
    (depreciation)................................    1,193,356
                                                    -----------
    Increase (decrease) in net assets from
      operations..................................    2,525,802
                                                    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income.........................     (878,828)
                                                    -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares................   40,706,273
  Cost of shares redeemed.........................   (7,117,592)
                                                    -----------
  Increase (decrease) in net assets derived from
    capital share transactions....................   33,588,681
                                                    -----------
  Total increase (decrease) in net assets.........   35,235,655
                                                    -----------
NET ASSETS
  Beginning of period.............................            0
                                                    -----------
  End of period...................................  $35,235,655
                                                    -----------
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period...............................  $   201,738
                                                    -----------
                                                    -----------
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares..................    4,079,240
  Redeemed........................................     (709,540)
                                                    -----------
  Net change......................................    3,369,700
                                                    -----------
                                                    -----------

                 See accompanying notes to financial statements.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------

                                                       1999*
                                                    (UNAUDITED)
                                                    ------------
Net asset value, beginning of period..............     $    9.95
                                                    ------------
INCOME FROM INVESTMENT OPERATIONS --
  Net investment income (loss)....................          0.34
  Net realized and unrealized gain (loss) on
    investments...................................          0.45
                                                    ------------
    Total from investment operations..............          0.79
                                                    ------------
LESS DISTRIBUTIONS --
  Dividends from net investment income............         (0.28)
                                                    ------------
Net asset value, end of period....................     $   10.46
                                                    ------------
                                                    ------------
Total return (%)(a)(b)............................           8.0
Net assets, end of period (000)...................     $  35,236
Ratio of operating expenses to average net assets
  (%)(c)(d).......................................          1.50
Ratio of net investment income to average net
  assets (%)(c)...................................          6.71
Portfolio turnover (%)(a).........................            11
Without giving effect to the voluntary expense
  limitations described in Note 3 to the Financial
  Statements:
    Ratio of expenses to average net assets would
      have been (%)(c)............................          1.81
    Net investment income per share would have
      been........................................     $    0.32

  *  Commencement of operations on October 1, 1998 through March 31, 1999.
(a)  Periods less than one year are not annualized.
(b) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
(c)  Annualized for periods less than one year.
(d) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------
MARCH 31, 1999 (UNAUDITED)
1. The Loomis Sayles Managed Bond Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a registered open-end investment company organized as a Massachusetts business Trust on February 20, 1991. At March 31, 1999, the Trust was composed of seventeen series. The financial statements of the remaining series are presented separately. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Under a Service and Distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor, a subsidiary of Loomis Sayles, a monthly service fee at an annual rate of 0.25% of the Fund's average net assets and a monthly distribution fee at an annual rate of 0.50% of the Fund's average net assets.

Purchases of the Fund's share are subject to a maximum sales charge of 2.50% (the "public offering price").

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following summarizes the significant accounting policies of the Managed Bond Fund:

A. SECURITY VALUATION -- Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------
MARCH 31, 1999 (UNAUDITED)

C. NON-U.S. CURRENCY TRANSLATION AND NON-U.S. INVESTMENTS -- The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized and unrealized gains and losses on non-U.S. currency transactions represent non-U.S. exchange gains and losses from the sale of short-term securities and holdings of non-U.S. currencies, non-U.S. currency gains and losses between trade dates and settlement dates on investment securities transactions, sales and maturities of forward non-U.S. currency exchange contracts, and the difference between the amounts of daily interest accruals on the books of the Fund and the amounts actually received resulting from changes in exchange rates on the payable date.

The Fund may use non-U.S. currency exchange contracts to facilitate transactions in non-U.S.-denominated securities. Losses may arise from changes in the value of the non-U.S. currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of non-U.S. currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of non-U.S. currency exchange contracts is included in the cost basis of the associated investment.

The Fund may purchase securities of non-U.S. issuers. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. FORWARD NON-U.S. CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward non-U.S. currency exchange contracts to protect securities against changes in future non-U.S. exchange rates. A forward non-U.S. currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on non-U.S. currency translations in the Fund's Statement of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------
MARCH 31, 1999 (UNAUDITED)

contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on non-U.S. currency transactions in the Fund's Statement of Operations.

Risks may arise upon entering into forward non-U.S. currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a non-U.S. currency relative to the U.S. dollar. At March 31, 1999, the Fund had no open forward non-U.S. currency exchange contracts.

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issues, step bonds and payment in kind bonds are accreted according to the effective interest method. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated to all funds within the Trust, and are either split evenly or are allocated on the basis of relative net assets.

F. FEDERAL INCOME TAXES -- The Fund is a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares and pays its net investment income to shareholders monthly. Distributions from net realized capital gains are declared and paid on an annual basis by the Fund. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for foreign currency transactions, deferred losses due to wash sales, and excise tax regulations. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods.

2. PURCHASES AND SALES OF SECURITIES -- For the six months ended March 31, 1999, purchases and proceeds from sales and maturities of investments, excluding short-term securities and U.S. Government securities, were $32,611,014 and $2,469,563, respectively. Purchases and proceeds from sales and maturities of U.S. Government securities, excluding short-term securities, were $2,062,031 and $410,391, respectively.

LOOMIS SAYLES MANAGED BOND FUND
-----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------
MARCH 31, 1999 (UNAUDITED)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- For the six months ended March 31, 1999, the Fund incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by NVEST, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company. The management agreement for the Fund in effect during the six months ended March 31, 1999 provided for fees at the annual percentage rate of 0.60% of the Fund's average daily net assets. Loomis Sayles voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Fund to 1.50% of the Fund's average daily net assets.

Loomis Sayles may change or terminate its voluntary agreement at any time, but the relevant prospectus would be supplemented at the time to describe the change.

Loomis Sayles Distributors, L.P., an affiliate of Loomis, Sayles & Company, L.P., retained $207,274 of gross sales charges received from the sale of Fund shares for the six months ended March 31, 1999.

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, NVEST L.P. or their affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

4. CREDIT RISK -- The Fund may invest up to 35% of its assets in securities offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

BOARD OF TRUSTEES AND OFFICERS
-----------------------------------------------------------------------

BOARD OF TRUSTEES
-------------------------------------------------------
Earl W. Foell
                                    Richard S. Holway
Daniel J. Fuss
                                    Michael T. Murray
OFFICERS
-------------------------------------------------------
PRESIDENT
Daniel J. Fuss

EXECUTIVE VICE PRESIDENT
                                    TREASURER
Robert J. Blanding
                                    Mark W. Holland
VICE PRESIDENTS
                                    ASSISTANT TREASURERS
Mark B. Baribeau
                                    Philip R. Murray
James L. Carroll
                                    Nicholas H. Palmerino
Mary C. Champagne
                                    SECRETARY
E. John deBeer
                                    Sheila M. Barry
Paul H. Drexler
William H. Eigen, Jr.
                                    ASSISTANT SECRETARY
Christopher R. Ely
                                    Bonnie S. Thompson
Quentin P. Faulkner
Philip C. Fine
Kathleen C. Gaffney
Isaac H. Green
Dean A. Gulis
Martha F. Hodgman
John Hyll
Jeffrey L. Meade
Kent P. Newmark
Dawn Alston Paige
Jeffrey C. Petherick
Lauren B. Pitalis
Peter B. Ramsden
Philip J. Schettewi
David L. Smith
Robert S. Takazawa, Jr.
Sandra P. Tichenor
Jeffrey W. Wardlow
Gregg D. Watkins
Anthony J. Wilkins
John F. Yeager III
                                       13